Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Current tax assets
Tax refund receivable	$ 363,226	$ 11,862	$ 623,470
Prepaid income tax	542,119	17,705	125,049
Current tax assets	905,345	29,567	748,519
Current tax liabilities
Income tax payable	$ 9,667,755	$ 315,733	$ 18,360,792